ACCRUED EXPENSES (Tables)	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses	Accrued expenses consist of the following:

	September 30, 2023	December 31, 2022
Research and development	$75	$—
General and administrative	188	—
Payroll and related	880	36
Total accrued expenses	$1,143	$36